Non-Controlling Interests - Summary Of Investments In Subsidiary By Noncontrolling Interests (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022		Apr. 30, 2021		May 01, 2021	[1]
Disclosure of subsidiaries [line items]
Loss allocated to non- controlling interests for the year	$ (1,597)	$ (1,653)	[1]	$ (803)	[1]
Non controlling interests	$ 63,155	$ 2,514	[1]			$ 3,248
Fine Cosmos Development Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Fine Cosmos Development Limited	Fine Cosmos Development Limited
Non-controlling interests [member]
Disclosure of subsidiaries [line items]
Loss allocated to non- controlling interests for the year	$ (1,597)	$ (1,653)		$ (803)
Non controlling interests	$ 63,155	2,514
Non-controlling interests [member] | Fine Cosmos Development Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Fine Cosmos Development Limited
Proportion of ownership interests held by non-controlling interests	51.00%
Loss allocated to non- controlling interests for the year	$ (762)	0
Non controlling interests	$ 25,315	0
Non-controlling interests [member] | RCC Holdings Limited and Hotel Versante Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	RCC Holdings Limited and Hotel Versante Limited
Proportion of ownership interests held by non-controlling interests	49.00%
Loss allocated to non- controlling interests for the year	$ (47)	0
Non controlling interests	$ 33,772	0
Non-controlling interests [member] | Individually immaterial subsidiaries with non-controlling interests [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Individually immaterial subsidiaries with non-controlling interests
Loss allocated to non- controlling interests for the year	$ (788)	(1,653)
Non controlling interests	$ 4,068	$ 2,514

[1]	The comparative consolidated financial statements have been re-presented from Hong Kong dollar to US$ to reflect the Company’s change in presentation currency. See note 1.